Accounts payable (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accounts payable
Vendor payable	¥ 74,822,299		¥ 66,701,380
Shipping charges payable and others	11,627,471		13,283,638
Total	¥ 86,449,770	$ 12,094,768	¥ 79,985,018